SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Dec. 31, 2010		Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Current Assets:
Cash and cash equivalents	$ 313,991					$ 215,204				$ 313,991		$ 215,204	$ 226,549
Accounts receivable, trade, less allowance for doubtful accounts	295,149					272,059				295,149		272,059
Prepaid expenses and other current assets	127,058					98,874				127,058		98,874
Amounts due from Cablevision	25,127					33,889				25,127		33,889
Deferred tax asset	103,645					517,420				103,645		517,420
Total current assets	1,666,282					2,324,678				1,666,282		2,324,678
Property, plant and equipment, net of accumulated depreciation	3,361,590					2,901,916				3,361,590		2,901,916
Other receivables	4,843					6,974				4,843		6,974
Other assets	44,086					56,652				44,086		56,652
Deferred tax asset	99,287					(85,376)				99,287		(85,376)
Amortizable intangible assets, net of accumulated amortization	292,144					97,564				292,144		97,564
Indefinite-lived cable television franchises	1,240,228					731,848				1,240,228		731,848
Other indefinite-lived intangible assets	66,895					71,013				66,895		71,013
Goodwill	442,067					275,037				442,067		275,037	247,660
Deferred financing and other costs, net of accumulated amortization	140,064					101,293				140,064		101,293
Total assets	8,867,092					9,676,772				8,867,092		9,676,772
Current Liabilities:
Accounts payable	435,816					356,654				435,816		356,654
Amounts due to affiliates	31,517					42,827				31,517		42,827
Deferred revenue	52,732					51,331				52,732		51,331
Liabilities under derivative contracts	47,251					9,294				47,251		9,294
Credit facility debt	157,452					335,000				157,452		335,000
Senior notes	325,773					0				325,773		0
Total current liabilities	2,184,396					2,335,357				2,184,396		2,335,357
Defined benefit plan and other postretirement plan obligations	78,885					105,461				78,885		105,461
Deferred revenue	10,946					11,695				10,946		11,695
Liabilities under derivative contracts	179,327					211,696				179,327		211,696
Other liabilities	195,033					199,222				195,033		199,222
Credit facility debt	5,599,058					4,383,750				5,599,058		4,383,750
Senior notes and debentures	5,242,420					5,022,600				5,242,420		5,022,600
Total liabilities	15,147,827					14,820,031				15,147,827		14,820,031
Commitments and contingencies
Stockholders'/Member's Deficiency:
Preferred Stock, $.01 par value, 50,000,000 shares authorized, none issued	0					0				0		0
Paid-in-capital	6,465					89,741				6,465		89,741
Accumulated deficit	(5,494,829)					(4,749,714)				(5,494,829)		(4,749,714)
Total Stockholders Members Deficiency Before Treasury Stock Accumulated Other Comprehensive Income And Noncontrolling Interest	(5,485,027)					(4,656,688)				(5,485,027)		(4,656,688)
Treasury stock, at cost (38,526,921 and 26,465,355 CNYG Class A common shares)	(788,566)					(449,507)				(788,566)		(449,507)
Accumulated other comprehensive loss	(23,325)					(49,760)				(23,325)		(49,760)
Total stockholders'/member's deficiency	(6,295,433)					(5,155,434)				(6,295,433)		(5,155,434)	(5,367,658)	(5,116,999)
Total liabilities and stockholders'/member's deficiency	8,867,092					9,676,772				8,867,092		9,676,772
Condensed Balance Sheets (Parenthetical) [Abstract]
Accounts receivable, trade allowance for doubtful accounts	17,786					15,710				17,786		15,710
Property, plant and equipment, accumulated depreciation	8,564,884					8,000,912				8,564,884		8,000,912
Other amortizable intangible assets, accumulated amortization	60,028					46,004				60,028		46,004
Deferred financing and other costs, accumulated amortization	72,642					66,269				72,642		66,269
Preferred stock, par value (in dollars per share)	$ 0.01					$ 0.01				$ 0.01		$ 0.01
Preferred stock, shares authorized (in shares)	50,000,000					50,000,000				50,000,000		50,000,000
Preferred stock, shares issued (in shares)	0					0				0		0
Condensed Statements of Operations [Abstract]
Revenues, net	1,576,754		1,542,827	1,548,203	1,509,791	1,511,802	1,474,691	1,473,524	1,440,057	6,177,575		5,900,074	5,480,799
Operating expenses:
Technical and operating, excluding depreciation, amortization and impairments shown below										2,663,748		2,532,844	2,391,392
Selling, general and administrative										1,440,731		1,389,525	1,253,863
Restructuring credits										(58)		5,583	3,049
Depreciation and amortization, including impairments										887,092		916,408	1,333,101
Total operating expenses	1,306,834		1,234,386	1,219,215	1,231,078	1,227,061	1,187,103	1,212,576	1,217,620	4,991,513		4,844,360	4,981,405
Operating income (loss)	269,920		308,441	328,988	278,713	284,741	287,588	260,948	222,437	1,186,062		1,055,714	499,394
Other income (expense):
Interest income										542		3,378	7,281
Gain (loss) on investments, net										109,813		(977)	(33,176)
Loss on interest rate swap contracts, net										(85,013)		(75,631)	(202,840)
Loss on extinguishment of debt and write-off of deferred financing costs										(110,049)		(73,457)	0
Miscellaneous, net										1,447		543	885
Total other income (expense)										(864,546)		(818,705)	(871,084)
Income (loss) from continuing operations before income taxes										321,516		237,009	(371,690)
Income tax benefit (expense)										(113,767)		(113,177)	113,918
Income (loss) from continuing operations	73,753		68,747	20,528	44,721	25,261	55,568	54,684	(11,681)	207,749		123,832	(257,772)
Income (loss) from discontinued operations, net of income taxes	40,212		43,616	40,553	29,467	53,362	43,031	32,375	32,699	153,848		161,467	21,600
Net income (loss) attributable to Cablevision Systems Corporation shareholders/CSC Holdings, LLC's sole member	113,863		112,061	60,864	74,160	78,405	98,942	87,008	21,217	360,948		285,572	(228,064)
Cash flows from operating activities:
Income (loss) from continuing operations	73,753		68,747	20,528	44,721	25,261	55,568	54,684	(11,681)	207,749		123,832	(257,772)
Adjustments to reconcile income (loss) from continuing operations to net cash provided by operating activities:
Depreciation and amortization (including impairments)										887,092		916,408	1,333,101
Loss (gain) on investments, net										(109,813)		977	33,176
Loss on extinguishment of debt and write-off of deferred financing costs										110,049		73,457	0
Amortization of deferred financing cost, discounts on indebtedness and other costs										40,739		43,514	32,405
Share-based compensation expense related to equity classified awards										48,434		47,143	44,035
Deferred income tax benefit										95,682		95,750	(132,113)
Provision for doubtful accounts										63,574		64,307	58,177
Net cash provided by operating activities										1,359,618		1,247,139	1,196,105
Cash flows from investing activities:
Capital expenditures										(823,245)		(737,524)	(830,332)
Proceeds from sale of equipment, net of costs of disposal										2,382		2,184	2,239
Decrease in other investments										133		1,131	32
Decrease (increase) in restricted cash										0		4,875	(4,873)
Additions to other intangible assets										(2,175)		(4,141)	(13,159)
Net cash used in investing activities										(2,272,029)		(667,273)	(1,637,452)
Cash flows from financing activities:
Proceeds from credit facility debt										1,552,350		155,000	650,000
Repayment of credit facility debt										(514,638)		(390,000)	(85,000)
Proceeds from issuance of senior notes										1,500,000		2,138,284	500,000
Repayment and repurchase of senior notes and debentures and senior subordinated notes and debentures, including tender premiums and fees										(1,078,212)		(2,398,740)	(500,000)
Dividend distributions to common stockholders										(140,734)		(123,499)	(64,854)
Proceeds from stock option exercises and settlements										21,788		16,355	8,286
Deemed repurchase of restricted stock										(22,542)		(16,175)	(4,242)
Purchase of shares of CNYG Class A common stock, pursuant to a share repurchase program, held as treasury shares										(300,247)		0	0
Additions to deferred financing costs										(65,723)		(49,775)	(32,998)
Net cash provided by (used in) financing activities										950,380		(670,478)	471,483
Net increase (decrease) in cash and cash equivalents from continuing operations										37,969		(90,612)	30,136
Cash and cash equivalents at beginning of year					215,204				226,549	215,204		226,549	133,386
Cash and cash equivalents at end of year	313,991					215,204				313,991		215,204	226,549
Combined Note to Condensed Financial Information
The condensed financial information of Cablevision Systems Corporation ("Cablevision") and CSC Holdings, LLC ("CSC Holdings") for the years ended December 31, 2010, 2009 and 2008, should be read in conjunction with the consolidated financial statements of Cablevision Systems Corporation and subsidiaries and the consolidated financial statements of CSC Holdings, LLC and subsidiaries and the notes thereto included elsewhere within this Annual Report on Form 10-K.

Investments in subsidiaries are based upon and reflect the respective company's proportionate share of the subsidiaries' net assets and operating results.  Amounts payable by CSC Holdings to certain of its wholly-owned subsidiaries that are expected to be long-term have been reflected in Investments in Affiliates, net in the condensed balance sheets of CSC Holdings.  CSC Holdings' financial statements reflect certain video operations related to selected franchise areas within the Telecommunications Services segment that are owned directly by CSC Holdings.

Total amounts payable by Cablevision and CSC Holdings in connection with their outstanding obligations during the five years subsequent to December 31, 2010 and thereafter, as of December 31, 2010 are as follows:

	Cablevision		CSC Holdings

2011	$-		$475,598
2012	26,825		659,052
2013	-		199,879
2014	-		1,061,016
2015	-		1,200,463
Thereafter	2,903,717	(a)	3,993,517
Total	$2,930,542		$7,589,525
______________
(a)
Includes the $487,500 principal amount of Cablevision 7.75% senior notes due 2018 and $266,217 principal amount of Cablevision 8.00% senior notes due 2020 contributed to CSC Holdings which in turn contributed such notes to Newsday Holdings LLC, which in turn pledged those senior notes to the lenders under its credit facility.  These amounts eliminate in the consolidated financial statements of Cablevision.

Income tax benefit presented in the condensed statements of operations for Cablevision and CSC Holdings have been computed on a stand-alone basis. The income tax expense with regard to affiliate operations is in equity in income (loss) of affiliates, net of income taxes.  The deferred tax asset amounts reflected in the condensed balance sheets for Cablevision and CSC Holdings have similarly been computed on a stand-alone basis.  The deferred tax assets of Cablevision represent the tax benefit of net operating loss carry forwards.  The deferred tax assets of CSC Holdings result from net operating loss carry forwards and differences between the financial reporting carrying amount and the tax bases of assets and liabilities of CSC Holdings.  Deferred tax assets and deferred tax liabilities associated with affiliate operations are included in deficit investment in affiliate and investment in affiliates, net in the condensed balance sheets of Cablevision and CSC Holdings, respectively.  In addition, the deferred tax liability of Madison Square Garden, Inc. as of December 31, 2009 is reflected in Investment in affiliate distributed to shareholders in 2010.

CNYG Class A [Member] | Cablevision Systems Corporation [Member]
Stockholders'/Member's Deficiency:
Common stock	2,796					2,741				2,796		2,741
Condensed Balance Sheets (Parenthetical) [Abstract]
Common stock, par value (in dollars per share)	$ 0.01					$ 0.01				$ 0.01		$ 0.01
Common stock, shares authorized (in shares)	800,000,000					800,000,000				800,000,000		800,000,000
Common stock, shares issued (in shares)	279,582,204					274,133,498				279,582,204		274,133,498
Common stock, shares outstanding (in shares)	241,055,283					247,668,143				241,055,283		247,668,143
Treasury stock, shares (in shares)	38,526,921					26,465,355				38,526,921		26,465,355
CNYG Class B [Member] | Cablevision Systems Corporation [Member]
Stockholders'/Member's Deficiency:
Common stock	541					544				541		544
Condensed Balance Sheets (Parenthetical) [Abstract]
Common stock, par value (in dollars per share)	$ 0.01					$ 0.01				$ 0.01		$ 0.01
Common stock, shares authorized (in shares)	320,000,000					320,000,000				320,000,000		320,000,000
Common stock, shares issued (in shares)	54,148,223					54,354,251				54,148,223		54,354,251
Common stock, shares outstanding (in shares)	54,148,223					54,354,251				54,148,223		54,354,251
RMG Class A [Member] | Cablevision Systems Corporation [Member]
Stockholders'/Member's Deficiency:
Common stock	0					0				0		0
Condensed Balance Sheets (Parenthetical) [Abstract]
Common stock, par value (in dollars per share)	$ 0.01					$ 0.01				$ 0.01		$ 0.01
Common stock, shares authorized (in shares)	600,000,000					600,000,000				600,000,000		600,000,000
Common stock, shares issued (in shares)	0					0				0		0
RMG Class B [Member] | Cablevision Systems Corporation [Member]
Stockholders'/Member's Deficiency:
Common stock	0					0				0		0
Condensed Balance Sheets (Parenthetical) [Abstract]
Common stock, par value (in dollars per share)	$ 0.01					$ 0.01				$ 0.01		$ 0.01
Common stock, shares authorized (in shares)	160,000,000					160,000,000				160,000,000		160,000,000
Common stock, shares issued (in shares)	0					0				0		0
Cablevision Systems Corporation [Member]
Current Assets:
Cash and cash equivalents	47,077					40,992				47,077		40,992	27,934
Prepaid expenses and other current assets	4,673					18				4,673		18
Amounts due from affiliates, net	6,412					6				6,412		6
Deferred tax asset	0					198,126				0		198,126
Total current assets	58,162					239,142				58,162		239,142
Investment in affiliate distributed to shareholders in 2010	64,606					858,154				64,606		858,154
Deferred tax asset	416,092					50,379				416,092		50,379
Deferred financing and other costs, net of accumulated amortization	41,876					24,558				41,876		24,558
Total assets	580,736					1,172,233				580,736		1,172,233
Current Liabilities:
Accrued liabilities	62,764					43,537				62,764		43,537
Amounts due to affiliates	497,300					513,287				497,300		513,287
Total current liabilities	560,064					556,824				560,064		556,824
Other liabilities	4,999					3,315				4,999		3,315
Senior notes and debentures	2,165,688					1,887,691				2,165,688		1,887,691
Senior notes due to Newsday	753,717					660,951				753,717		660,951
Deficit investment in affiliate, net	3,391,701					3,218,886				3,391,701		3,218,886
Total liabilities	6,876,169					6,327,667				6,876,169		6,327,667
Stockholders'/Member's Deficiency:
Preferred Stock, $.01 par value, 50,000,000 shares authorized, none issued	0					0				0		0
Paid-in-capital	7,950					90,262				7,950		90,262
Accumulated deficit	(5,494,829)					(4,749,714)				(5,494,829)		(4,749,714)
Total Stockholders Members Deficiency Before Treasury Stock Accumulated Other Comprehensive Income And Noncontrolling Interest	(5,483,542)					(4,656,167)				(5,483,542)		(4,656,167)
Treasury stock, at cost (38,526,921 and 26,465,355 CNYG Class A common shares)	(788,566)					(449,507)				(788,566)		(449,507)
Accumulated other comprehensive loss	(23,325)					(49,760)				(23,325)		(49,760)
Total stockholders'/member's deficiency	(6,295,433)					(5,155,434)				(6,295,433)		(5,155,434)
Total liabilities and stockholders'/member's deficiency	580,736					1,172,233				580,736		1,172,233
Condensed Balance Sheets (Parenthetical) [Abstract]
Deferred financing and other costs, accumulated amortization	4,283					15,604				4,283		15,604
Preferred stock, par value (in dollars per share)	$ 0.01					$ 0.01				$ 0.01		$ 0.01
Preferred stock, shares authorized (in shares)	50,000,000					50,000,000				50,000,000		50,000,000
Preferred stock, shares issued (in shares)	0					0				0		0
Condensed Statements of Operations [Abstract]
Revenues, net										0		0	0
Operating expenses:
Total operating expenses										0		0	0
Operating income (loss)										0		0	0
Other income (expense):
Interest expense										(240,589)		(176,525)	(152,029)
Interest income										176		383	591
Equity in income (loss) of affiliates, net of income taxes										420,429		229,756	(157,875)
Loss on extinguishment of debt and write-off of deferred financing costs										(110,049)		(587)	0
Miscellaneous, net										14		0	4
Total other income (expense)										69,981		53,027	(309,309)
Income (loss) from continuing operations before income taxes										69,981		53,027	(309,309)
Income tax benefit (expense)										137,119		71,078	59,645
Income (loss) from continuing operations										207,100		124,105	(249,664)
Income (loss) from discontinued operations, net of income taxes										153,848		161,467	21,600
Net income (loss) attributable to Cablevision Systems Corporation shareholders/CSC Holdings, LLC's sole member										360,948		285,572	(228,064)
Cash flows from operating activities:
Income (loss) from continuing operations										207,100		124,105	(249,664)
Adjustments to reconcile income (loss) from continuing operations to net cash provided by operating activities:
Equity in (income) loss of affiliates, net of income taxes										(420,429)		(229,756)	157,875
Loss on extinguishment of debt and write-off of deferred financing costs										110,049		587	0
Amortization of deferred financing cost, discounts on indebtedness and other costs										8,546		11,758	8,023
Deferred income tax benefit										(137,119)		(71,078)	(59,645)
Amounts due to/from other affiliates										(16,935)		5,597	11,764
Amounts due to/from CSC Holdings/Cablevision										5,332		1,865	(144,559)
Change in assets and liabilities, net of effects of acquisitions and dispositions										5,711		10,716	(1,715)
Net cash provided by operating activities										(248,409)		(149,936)	11,197
Cash flows from investing activities:
Distributions from affiliates										551,013		(81,515)	48,867
Net cash used in investing activities										551,013		(81,515)	48,867
Cash flows from financing activities:
Proceeds from issuance of senior notes										1,250,000		887,364	0
Repayment and repurchase of senior notes and debentures and senior subordinated notes and debentures, including tender premiums and fees										(1,078,212)		(500,515)	0
Dividend distributions to common stockholders										(140,734)		(123,499)	(64,854)
Proceeds from stock option exercises and settlements										21,788		16,355	8,286
Deemed repurchase of restricted stock										(22,542)		(16,175)	(4,242)
Purchase of shares of CNYG Class A common stock, pursuant to a share repurchase program, held as treasury shares										(300,247)		0	0
Additions to deferred financing costs										(26,572)		(19,021)	(81)
Net cash provided by (used in) financing activities										(296,519)		244,509	(60,891)
Net increase (decrease) in cash and cash equivalents from continuing operations										6,085		13,058	(827)
Cash and cash equivalents at beginning of year					40,992				27,934	40,992		27,934	28,761
Cash and cash equivalents at end of year	47,077					40,992				47,077		40,992	27,934
Outstanding Obligations [Abstract]
2011	0									0
2012	26,825									26,825
2013	0									0
2014	0									0
2015	0									0
Thereafter	2,903,717	[1]								2,903,717	[1]
Total	2,930,542									2,930,542
Cablevision Systems Corporation [Member] | Senior Notes Due April 2018 [Member]
Current Liabilities:
Senior notes and debentures	487,500									487,500
Outstanding Obligations [Abstract]
Interest rate (in hundredths)	7.75%									7.75%
Cablevision Systems Corporation [Member] | Senior Notes Due April 2020 [Member]
Current Liabilities:
Senior notes and debentures	266,217									266,217
Outstanding Obligations [Abstract]
Interest rate (in hundredths)	8.00%									8.00%
CSC Holdings, LLC [Member]
Current Assets:
Cash and cash equivalents	117,721					76,400				117,721		76,400	136,190
Accounts receivable, trade, less allowance for doubtful accounts	22,590					21,358				22,590		21,358
Prepaid expenses and other current assets	36,511					35,919				36,511		35,919
Amounts due from Cablevision	497,300					502,632				497,300		502,632
Amounts due from other affiliates	157,875					167,254				157,875		167,254
Deferred tax asset	83,477					186,100				83,477		186,100
Total current assets	915,474					989,663				915,474		989,663
Property, plant and equipment, net of accumulated depreciation	581,435					604,161				581,435		604,161
Investment in affiliates, net	2,417,690					2,257,841				2,417,690		2,257,841
Other receivables	4,126					6,973				4,126		6,973
Other assets	26,742					34,567				26,742		34,567
Deferred tax asset	48,761					117,891				48,761		117,891
Amortizable intangible assets, net of accumulated amortization	1,110					1,034				1,110		1,034
Indefinite-lived cable television franchises	95					95				95		95
Other indefinite-lived intangible assets	250					250				250		250
Goodwill	6,168					6,168				6,168		6,168
Deferred financing and other costs, net of accumulated amortization	57,164					56,841				57,164		56,841
Investment in affiliate distributed to sole member	0					790,206				0		790,206
Total assets	4,059,015					4,865,690				4,059,015		4,865,690
Current Liabilities:
Accounts payable	115,525					95,192				115,525		95,192
Accrued liabilities	238,947					244,920				238,947		244,920
Amounts due to affiliates	5,635					2,495				5,635		2,495
Deferred revenue	4,765					5,364				4,765		5,364
Liabilities under derivative contracts	0					9,294				0		9,294
Credit facility debt	149,802					335,000				149,802		335,000
Senior notes	325,773					0				325,773		0
Total current liabilities	840,447					692,265				840,447		692,265
Defined benefit plan and other postretirement plan obligations	78,885					105,461				78,885		105,461
Deferred revenue	465					653				465		653
Liabilities under derivative contracts	167,278					202,168				167,278		202,168
Other liabilities	91,316					86,115				91,316		86,115
Credit facility debt	4,199,310					3,733,750				4,199,310		3,733,750
Senior notes and debentures	2,826,732					3,134,909				2,826,732		3,134,909
Deficit investment in affiliate, net	3,342					0				3,342		0
Total liabilities	8,207,775					7,955,321				8,207,775		7,955,321
Commitments and contingencies
Stockholders'/Member's Deficiency:
Accumulated deficit	(3,375,506)					(3,363,682)				(3,375,506)		(3,363,682)
Senior notes due from Cablevision	(753,717)					(660,951)				(753,717)		(660,951)
Other member's equity (14,432,750 membership units issued and outstanding)	3,788					984,762				3,788		984,762
Total Stockholders Members Deficiency Before Treasury Stock Accumulated Other Comprehensive Income And Noncontrolling Interest	(4,125,435)					(3,039,871)				(4,125,435)		(3,039,871)
Accumulated other comprehensive loss	(23,325)					(49,760)				(23,325)		(49,760)
Total stockholders'/member's deficiency	(4,148,760)					(3,089,631)				(4,148,760)		(3,089,631)
Total liabilities and stockholders'/member's deficiency	4,059,015					4,865,690				4,059,015		4,865,690
Condensed Balance Sheets (Parenthetical) [Abstract]
Accounts receivable, trade allowance for doubtful accounts	656					467				656		467
Property, plant and equipment, accumulated depreciation	2,180,183					2,030,668				2,180,183		2,030,668
Other amortizable intangible assets, accumulated amortization	1,692					1,511				1,692		1,511
Deferred financing and other costs, accumulated amortization	57,629					44,916				57,629		44,916
Other member's equity membership units issued (in shares)										14,432,750		14,432,750
Other member's equity membership units outstanding (in shares)										14,432,750		14,432,750
Condensed Statements of Operations [Abstract]
Revenues, net										656,245		629,347	613,237
Operating expenses:
Technical and operating, excluding depreciation, amortization and impairments shown below										346,395		331,479	336,570
Selling, general and administrative										115,802		117,058	100,025
Restructuring credits										(245)		(913)	(4,176)
Depreciation and amortization, including impairments										178,618		181,640	185,189
Total operating expenses										640,570		629,264	617,608
Operating income (loss)										15,675		83	(4,371)
Other income (expense):
Interest expense										(437,312)		(470,300)	(523,484)
Interest income										835		2,389	5,781
Equity in income (loss) of affiliates, net of income taxes										741,881		612,766	294,058
Gain (loss) on investments, net										54		(545)	(3,510)
Loss on interest rate swap contracts, net										(85,013)		(75,632)	(202,840)
Loss on extinguishment of debt and write-off of deferred financing costs										0		(72,870)	0
Miscellaneous, net										(353)		(434)	(98)
Total other income (expense)										220,092		(4,626)	(430,093)
Income (loss) from continuing operations before income taxes										235,767		(4,543)	(434,464)
Income tax benefit (expense)										184,662		234,299	276,589
Income (loss) from continuing operations										420,429		229,756	(157,875)
Income (loss) from discontinued operations, net of income taxes										153,848		161,467	21,600
Net income (loss) attributable to Cablevision Systems Corporation shareholders/CSC Holdings, LLC's sole member										574,277		391,223	(136,275)
Cash flows from operating activities:
Income (loss) from continuing operations										420,429		229,756	(157,875)
Adjustments to reconcile income (loss) from continuing operations to net cash provided by operating activities:
Depreciation and amortization (including impairments)										178,618		181,640	185,189
Equity in (income) loss of affiliates, net of income taxes										(741,881)		(612,766)	(294,058)
Loss (gain) on investments, net										(54)		545	3,510
Loss on extinguishment of debt and write-off of deferred financing costs										0		72,870	0
Amortization of deferred financing cost, discounts on indebtedness and other costs										30,308		29,935	13,264
Share-based compensation expense related to equity classified awards										2,262		4,052	5,360
Deferred income tax benefit										(188,329)		(235,289)	(280,840)
Provision for doubtful accounts										4,555		4,000	3,618
Amounts due to/from other affiliates										15,585		(46,766)	44,399
Amounts due to/from CSC Holdings/Cablevision										(5,332)		(1,865)	144,559
Change in assets and liabilities, net of effects of acquisitions and dispositions										(32,302)		(37,845)	147,251
Net cash provided by operating activities										(305,477)		(408,003)	(474,741)
Cash flows from investing activities:
Capital expenditures										(157,728)		(164,820)	(201,792)
Proceeds from sale of equipment, net of costs of disposal										648		1,180	426
Distributions from affiliates										787,689		1,336,267	881,626
Decrease in other investments										133		1,131	32
Decrease (increase) in restricted cash										0		4,875	(4,875)
Additions to other intangible assets										(257)		(490)	(234)
Net cash used in investing activities										630,485		1,178,143	675,183
Cash flows from financing activities:
Proceeds from credit facility debt										795,000		155,000	0
Repayment of credit facility debt										(514,638)		(390,000)	(85,000)
Proceeds from issuance of senior notes										0		1,250,920	500,000
Repayment and repurchase of senior notes and debentures and senior subordinated notes and debentures, including tender premiums and fees										0		(1,898,225)	(500,000)
Capital contributions from Cablevision										5,259		871,597	3,209
Distributions paid to Cablevision										(556,272)		(790,082)	(52,076)
Additions to deferred financing costs										(13,036)		(29,140)	(8,947)
Net cash provided by (used in) financing activities										(283,687)		(829,930)	(142,814)
Net increase (decrease) in cash and cash equivalents from continuing operations										41,321		(59,790)	57,628
Cash and cash equivalents at beginning of year					76,400				136,190	76,400		136,190	78,562
Cash and cash equivalents at end of year	117,721					76,400				117,721		76,400	136,190
Outstanding Obligations [Abstract]
2011	475,598									475,598
2012	659,052									659,052
2013	199,879									199,879
2014	1,061,016									1,061,016
2015	1,200,463									1,200,463
Thereafter	3,993,517									3,993,517
Total	7,589,525									7,589,525
CNYG Class A [Member]
Stockholders'/Member's Deficiency:
Common stock	2,796					2,741				2,796		2,741
Condensed Balance Sheets (Parenthetical) [Abstract]
Common stock, par value (in dollars per share)	$ 0.01					$ 0.01				$ 0.01		$ 0.01
Common stock, shares authorized (in shares)	800,000,000					800,000,000				800,000,000		800,000,000
Common stock, shares issued (in shares)	279,582,204					274,133,498				279,582,204		274,133,498
Common stock, shares outstanding (in shares)	241,055,283					247,668,143				241,055,283		247,668,143
Treasury stock, shares (in shares)	38,526,921					26,465,355				38,526,921		26,465,355
CNYG Class B [Member]
Stockholders'/Member's Deficiency:
Common stock	541					544				541		544
Condensed Balance Sheets (Parenthetical) [Abstract]
Common stock, par value (in dollars per share)	$ 0.01					$ 0.01				$ 0.01		$ 0.01
Common stock, shares authorized (in shares)	320,000,000					320,000,000				320,000,000		320,000,000
Common stock, shares issued (in shares)	54,148,223					54,354,251				54,148,223		54,354,251
Common stock, shares outstanding (in shares)	54,148,223					54,354,251				54,148,223		54,354,251
RMG Class A [Member]
Stockholders'/Member's Deficiency:
Common stock	0					0				0		0
Condensed Balance Sheets (Parenthetical) [Abstract]
Common stock, par value (in dollars per share)	$ 0.01					$ 0.01				$ 0.01		$ 0.01
Common stock, shares authorized (in shares)	600,000,000					600,000,000				600,000,000		600,000,000
Common stock, shares issued (in shares)	0					0				0		0
RMG Class B [Member]
Stockholders'/Member's Deficiency:
Common stock	$ 0					$ 0				$ 0		$ 0
Condensed Balance Sheets (Parenthetical) [Abstract]
Common stock, par value (in dollars per share)	$ 0.01					$ 0.01				$ 0.01		$ 0.01
Common stock, shares authorized (in shares)	160,000,000					160,000,000				160,000,000		160,000,000
Common stock, shares issued (in shares)	0					0				0		0

[1]	Includes the $487,500 principal amount of Cablevision 7.75% senior notes due 2018 and $266,217 principal amount of Cablevision 8.00% senior notes due 2020 contributed to CSC Holdings which in turn contributed such notes to Newsday Holdings LLC, which in turn pledged those senior notes to the lenders under its credit facility. These amounts eliminate in the consolidated financial statements of Cablevision.